Restructuring Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs

The following table provides the year-to-date activity of the Company’s restructuring reserves as of June 30, 2018:

(in thousands)	Lease Liability
Reserve balance at December 31, 2017	$604
Charges	—
Payments/Utilizations	(109)

Reserve balance at June 30, 2018	$495

The following table provides the year-to-date activity of the Company’s restructuring reserves as of December 31, 2017:

(in thousands)	Lease Liability
Reserve balance at December 31, 2016	$820
Charges	—
Payments/Utilizations	(216)

Reserve balance at December 31, 2017	$604